ASSETS HELD FOR SALE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Assets Held For Sales
Carrying amount of plant and equipment sold		¥ 12,051
Cash consideration		26,000
Transition of Land Use Right and Buildings		5,652
Transition of Land Use Right and Buildings cash consideration received		¥ 20,400
Accrued interest expense	¥ 6,968
Transfer taxes and fees	¥ 3,891